Share capital - Reconciliation, Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Jul. 15, 2021 shares	Dec. 07, 2020 USD ($) shares	Oct. 30, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	Aug. 27, 2020 CAD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Oct. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Number of shares issued in bought deal share offering | shares				500,000	500,000
Gross proceeds from issuance of shares in bought deal offering				$ 19,029	$ 25,000
Proceeds from bought deal offering				18,106			$ 18,106
Share issuance costs		$ 10,685		$ 923
Consideration issued in acquisition							1,163
Number of shares issued in IPO | shares		3,450,000
Gross consideration on issuance of shares through IPO		$ 165,600
Value of shares issued in IPO		$ 154,915					$ 154,915
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued in bought deal share offering | shares							500,000
Proceeds from bought deal offering							$ 18,106
Number of shares issued in acquisition | shares							29,024
Consideration issued in acquisition							$ 1,163
Number of shares issued in IPO | shares							3,450,000
Value of shares issued in IPO							$ 154,915
Number of shares issued under ESPP | shares	4,945					4,945
forMetris
Disclosure of classes of share capital [line items]
Total purchase consideration			$ 6,417
Number of shares issued in acquisition | shares			29,024
Consideration issued in acquisition			$ 1,163
Fair value price per share (in cad per share) | (per share)			$ 40.07					$ 53.38